SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Semi-Annual Report

March 31, 2012

(Unaudited)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a “License Agreement” with Standard & Poor’s Financial Services LLC, and SPDR S&P 500 ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is not, however, sponsored by or affiliated with Standard & Poor’s Financial Services LLC or The McGraw-Hill Companies, Inc.

Precise in a world that isn’t.TM

SPDR S&P 500 ETF Trust

Schedule of Investments

March 31, 2012 (Unaudited)

Common Stocks	Shares	Value

3M Co.	5,761,615	$513,993,674
Abbott Laboratories	13,060,540	800,480,497
Abercrombie & Fitch Co. (Class A)	717,878	35,613,928
Accenture PLC (Class A)	5,376,241	346,767,544
ACE Ltd.	2,784,123	203,797,804
Adobe Systems, Inc.(a)	4,070,775	139,668,290
Advanced Micro Devices, Inc.(a)	4,751,090	38,103,742
Aetna, Inc.	2,901,232	145,525,797
AFLAC, Inc.	3,877,460	178,324,385
Agilent Technologies, Inc.	2,885,999	128,455,815
AGL Resources, Inc.	967,666	37,951,861
Air Products & Chemicals, Inc.	1,744,212	160,118,662
Airgas, Inc.	560,973	49,909,768
Akamai Technologies, Inc.(a)	1,486,524	54,555,431
Alcoa, Inc.	8,850,758	88,684,595
Allegheny Technologies, Inc.	871,491	35,879,284
Allergan, Inc.	2,531,051	241,538,197
Alpha Natural Resources, Inc.(a)	1,822,052	27,713,411
Altera Corp.	2,668,423	106,256,604
Altria Group, Inc.	17,036,020	525,901,937
Amazon.com, Inc.(a)	3,022,392	612,064,604
Ameren Corp.	1,990,055	64,835,992
American Electric Power Co., Inc.	4,013,015	154,822,119
American Express Co.	8,426,174	487,538,428
American International Group, Inc.(a)	4,448,394	137,143,987
American Tower Corp.	3,256,570	205,229,041
Ameriprise Financial, Inc.	1,869,851	106,824,588
AmerisourceBergen Corp.	2,135,570	84,739,418
Amgen, Inc.	6,568,982	446,625,086
Amphenol Corp. (Class A)	1,372,709	82,046,817
Anadarko Petroleum Corp.	4,125,188	323,167,228
Analog Devices, Inc.	2,466,005	99,626,602
Aon Corp.	2,689,730	131,958,154
Apache Corp.	3,180,564	319,455,848
Apartment Investment & Management Co. (Class A)	995,046	26,279,165
Apollo Group, Inc. (Class A)(a)	955,922	36,936,826
Apple, Inc.(a)	7,740,932	4,640,456,506
Applied Materials, Inc.	10,836,257	134,803,037
Archer-Daniels-Midland Co.	5,534,480	175,221,637
Assurant, Inc.	725,028	29,363,634
AT&T, Inc.	49,215,225	1,536,991,477
Autodesk, Inc.(a)	1,883,352	79,703,457
Automatic Data Processing, Inc.	4,073,431	224,812,657
AutoNation, Inc.(a)	372,145	12,768,295
Autozone, Inc.(a)	230,483	85,693,579
AvalonBay Communities, Inc.	791,042	111,813,787
Avery Dennison Corp.	868,800	26,176,944
Avon Products, Inc.	3,534,435	68,426,662
Baker Hughes, Inc.	3,633,361	152,383,160

See accompanying notes to financial statements.

Common Stocks	Shares	Value

Ball Corp.	1,291,475	$55,378,448
Bank of America Corp.	89,087,102	852,563,566
Baxter International, Inc.	4,677,138	279,599,310
BB&T Corp.	5,787,424	181,667,239
Beam, Inc.	1,301,473	76,227,274
Becton, Dickinson & Co.	1,741,482	135,226,077
Bed Bath & Beyond, Inc.(a)	1,988,739	130,799,364
Bemis Co., Inc.	851,614	27,498,616
Berkshire Hathaway, Inc. (Class B)(a)	14,595,067	1,184,389,687
Best Buy Co., Inc.	2,429,302	57,525,871
Big Lots, Inc.(a)	540,110	23,235,532
Biogen Idec, Inc.(a)	1,978,973	249,291,229
BlackRock, Inc.	833,191	170,720,836
BMC Software, Inc.(a)	1,408,920	56,582,227
BorgWarner, Inc.(a)	909,435	76,701,748
Boston Properties, Inc.	1,231,587	129,304,319
Boston Scientific Corp.(a)	12,269,884	73,373,906
Bristol-Myers Squibb Co.	14,029,457	473,494,174
Broadcom Corp. (Class A)(a)	4,074,859	160,141,959
Brown-Forman Corp. (Class B)	830,472	69,253,060
C.H. Robinson Worldwide, Inc.	1,357,666	88,913,546
C.R. Bard, Inc.	712,461	70,334,150
CA, Inc.	3,065,039	84,472,475
Cablevision Systems Corp. (Class A)	1,849,841	27,155,666
Cabot Oil & Gas Corp.	1,722,493	53,690,107
Cameron International Corp.(a)	2,044,058	107,987,584
Campbell Soup Co.	1,480,302	50,108,223
Capital One Financial Corp.	4,594,282	256,085,279
Cardinal Health, Inc.	2,869,898	123,721,303
CareFusion Corp.(a)	1,835,296	47,589,225
CarMax, Inc.(a)	1,863,027	64,553,886
Carnival Corp.	3,744,678	120,129,270
Caterpillar, Inc.	5,375,796	572,629,790
CBRE Group, Inc. (Class A)(a)	2,697,654	53,845,174
CBS Corp. (Class B)	5,413,891	183,585,044
Celgene Corp.(a)	3,639,222	282,112,489
CenterPoint Energy, Inc.	3,497,009	68,961,017
CenturyLink, Inc.	5,144,387	198,830,558
Cerner Corp.(a)	1,211,950	92,302,112
CF Industries Holdings, Inc.	537,475	98,169,809
Chesapeake Energy Corp.	5,501,267	127,464,356
Chevron Corp.	16,401,963	1,758,946,512
Chipotle Mexican Grill, Inc.(a)	258,086	107,879,948
Chubb Corp.	2,246,757	155,273,376
CIGNA Corp.	2,379,018	117,166,636
Cincinnati Financial Corp.	1,342,261	46,321,427
Cintas Corp.	925,330	36,198,910
Cisco Systems, Inc.	44,713,768	945,696,193
Citigroup, Inc.	24,312,703	888,629,295

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

Common Stocks	Shares	Value

Citrix Systems, Inc.(a)	1,549,469	$122,268,599
Cliffs Natural Resources, Inc.	1,184,755	82,056,131
Clorox Co.	1,082,759	74,439,681
CME Group, Inc.	551,525	159,572,728
CMS Energy Corp.	2,138,425	47,045,350
Coach, Inc.	2,385,967	184,387,530
Coca-Cola Enterprises, Inc.	2,485,815	71,094,309
Cognizant Technology Solutions Corp. (Class A)(a)	2,519,624	193,885,067
Colgate-Palmolive Co.	3,977,780	388,947,328
Comcast Corp. (Class A)	22,365,865	671,199,609
Comerica, Inc.	1,652,914	53,488,297
Computer Sciences Corp.	1,273,241	38,120,836
ConAgra Foods, Inc.	3,414,307	89,659,702
ConocoPhillips	10,594,208	805,265,750
CONSOL Energy, Inc.	1,867,400	63,678,340
Consolidated Edison, Inc.	2,431,525	142,049,690
Constellation Brands, Inc. (Class A)(a)	1,435,068	33,853,254
Cooper Industries PLC	1,307,049	83,585,784
Corning, Inc.	12,602,850	177,448,128
Costco Wholesale Corp.	3,610,606	327,843,025
Coventry Health Care, Inc.	1,195,180	42,512,553
Covidien PLC	4,012,290	219,392,017
Crown Castle International Corp.(a)	2,077,816	110,830,705
CSX Corp.	8,736,639	188,012,471
Cummins, Inc.	1,597,994	191,823,200
CVS Caremark Corp.	10,811,328	484,347,494
D.R. Horton, Inc.	2,293,915	34,798,691
Danaher Corp.	4,750,077	266,004,312
Darden Restaurants, Inc.	1,091,614	55,846,972
DaVita, Inc.(a)	769,764	69,409,620
Dean Foods Co.(a)	1,504,440	18,218,768
Deere & Co.	3,328,260	269,256,234
Dell, Inc.(a)	12,656,611	210,099,743
Denbury Resources, Inc.(a)	3,310,550	60,351,327
DENTSPLY International, Inc.	1,157,950	46,468,534
Devon Energy Corp.	3,341,461	237,644,706
DeVry, Inc.	507,511	17,189,398
Diamond Offshore Drilling, Inc.	572,199	38,194,283
DIRECTV (Class A)(a)	5,595,915	276,102,446
Discover Financial Services	4,387,619	146,283,217
Discovery Communications, Inc. (Class A)(a)	2,184,076	110,514,246
Dollar Tree, Inc.(a)	986,602	93,224,023
Dominion Resources, Inc.	4,717,979	241,607,705
Dover Corp.	1,535,037	96,615,229
Dr. Pepper Snapple Group, Inc.	1,784,821	71,767,652
DTE Energy Co.	1,392,096	76,607,043
Duke Energy Corp.	11,039,110	231,931,701

See accompanying notes to financial statements.

Common Stocks	Shares	Value

Dun & Bradstreet Corp.	405,294	$34,340,561
E*TRADE Financial Corp.(a)	2,072,951	22,698,813
E. I. du Pont de Nemours & Co.	7,743,189	409,614,698
Eastman Chemical Co.	1,140,260	58,940,039
Eaton Corp.	2,770,022	138,030,196
eBay, Inc.(a)	9,515,929	351,042,621
Ecolab, Inc.	2,412,861	148,921,781
Edison International	2,704,982	114,988,785
Edwards Lifesciences Corp.(a)	946,566	68,843,745
El Paso Corp.	6,416,007	189,593,007
Electronic Arts, Inc.(a)	2,750,949	45,335,640
Eli Lilly & Co.	8,477,821	341,401,852
EMC Corp.(a)	17,049,777	509,447,337
Emerson Electric Co.	6,097,997	318,193,483
Entergy Corp.	1,455,949	97,839,773
EOG Resources, Inc.	2,233,974	248,194,511
EQT Corp.	1,228,529	59,227,383
Equifax, Inc.	1,009,004	44,658,517
Equity Residential	2,494,822	156,225,754
Exelon Corp.	7,108,839	278,737,577
Expedia, Inc.	785,442	26,265,180
Expeditors International of Washington, Inc.	1,742,316	81,035,117
Express Scripts, Inc.(a)	4,020,454	217,828,198
Exxon Mobil Corp.	39,076,280	3,389,085,764
F5 Networks, Inc.(a)	658,831	88,915,832
Family Dollar Stores, Inc.	973,009	61,572,010
Fastenal Co.	2,450,573	132,575,999
Federated Investors, Inc. (Class B)	764,078	17,122,988
FedEx Corp.	2,610,494	240,061,028
Fidelity National Information Services, Inc.	1,941,725	64,309,932
Fifth Third Bancorp	7,635,146	107,273,801
First Horizon National Corp.	2,151,147	22,328,906
First Solar, Inc.(a)	486,218	12,179,761
FirstEnergy Corp.	3,471,822	158,280,365
Fiserv, Inc.(a)	1,165,184	80,852,118
FLIR Systems, Inc.	1,303,110	32,981,714
Flowserve Corp.	458,297	52,937,886
Fluor Corp.	1,406,100	84,422,244
FMC Corp.	583,740	61,794,716
FMC Technologies, Inc.(a)	1,976,088	99,634,357
Ford Motor Co.	31,475,028	393,123,100
Forest Laboratories, Inc.(a)	2,213,850	76,798,457
Franklin Resources, Inc.	1,181,604	146,554,344
Freeport-McMoRan Copper & Gold, Inc.	7,851,323	298,664,327
Frontier Communications Corp.	8,185,122	34,131,959
GameStop Corp. (Class A)	1,157,831	25,287,029
Gannett Co., Inc.	1,966,613	30,148,177

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

Common Stocks	Shares	Value

General Dynamics Corp.	2,947,944	$216,320,131
General Electric Co.	87,846,389	1,763,077,027
General Mills, Inc.	5,324,547	210,053,379
Genuine Parts Co.	1,295,414	81,287,229
Genworth Financial, Inc. (Class A)(a)	4,033,208	33,556,291
Gilead Sciences, Inc.(a)	6,289,910	307,262,103
Goodrich Corp.	1,044,795	131,059,085
Google, Inc. (Class A)(a)	2,105,789	1,350,316,138
H&R Block, Inc.	2,428,032	39,989,687
H.J. Heinz Co.	2,645,339	141,657,903
Halliburton Co.	7,662,956	254,333,510
Harley-Davidson, Inc.	1,924,510	94,454,951
Harman International Industries, Inc.	573,207	26,831,820
Harris Corp.	959,203	43,240,871
Hartford Financial Services Group, Inc.	3,658,686	77,125,101
Hasbro, Inc.	962,028	35,325,668
HCP, Inc.	3,399,778	134,155,240
Health Care REIT, Inc.	1,747,333	96,033,422
Helmerich & Payne, Inc.	879,460	47,446,867
Hess Corp.	2,514,349	148,220,874
Hewlett-Packard Co.	16,423,246	391,365,952
Honeywell International, Inc.	6,437,533	393,011,390
Hormel Foods Corp.	1,140,380	33,664,018
Hospira, Inc.(a)	1,357,729	50,765,487
Host Hotels & Resorts, Inc.	5,834,850	95,808,237
Hudson City Bancorp, Inc.	4,335,940	31,695,721
Humana, Inc.	1,355,509	125,357,472
Huntington Bancshares, Inc.	7,109,924	45,859,010
Illinois Tool Works, Inc.	3,998,643	228,402,488
Ingersoll-Rand PLC	2,459,377	101,695,239
Integrys Energy Group, Inc.	636,591	33,732,957
Intel Corp.	41,413,845	1,164,143,183
IntercontinentalExchange, Inc.(a)	604,571	83,080,147
International Business Machines Corp.	9,605,938	2,004,278,964
International Flavors & Fragrances, Inc.	666,444	39,053,618
International Game Technology	2,455,111	41,221,314
International Paper Co.	3,628,087	127,345,854
Intuit, Inc.	2,458,747	147,844,457
Intuitive Surgical, Inc.(a)	327,072	177,191,256
Invesco, Ltd.	3,715,626	99,095,745
Iron Mountain, Inc.	1,412,011	40,665,917
J.C. Penney Co., Inc.	1,177,817	41,730,056
Jabil Circuit, Inc.	1,502,997	37,755,285
Jacobs Engineering Group, Inc.(a)	1,050,630	46,616,453
JDS Uniphase Corp.(a)	1,866,770	27,049,497

See accompanying notes to financial statements.

Common Stocks	Shares	Value

Johnson & Johnson	22,794,872	$1,503,549,757
Johnson Controls, Inc.	5,650,681	183,534,119
Joy Global, Inc.	878,414	64,563,429
JPMorgan Chase & Co.	31,697,614	1,457,456,292
Juniper Networks, Inc.(a)	4,359,763	99,751,377
Kellogg Co.	2,056,483	110,289,183
KeyCorp	7,829,385	66,549,773
Kimberly-Clark Corp.	3,263,960	241,174,004
Kimco Realty Corp.	3,343,057	64,387,278
KLA-Tencor Corp.	1,375,673	74,864,125
Kohl’s Corp.	2,089,756	104,550,493
Kraft Foods, Inc. (Class A)	14,678,674	557,936,399
L-3 Communications Holdings, Inc.	822,685	58,221,417
Laboratory Corp. of America Holdings(a)	820,914	75,146,468
Legg Mason, Inc.	1,024,859	28,624,312
Leggett & Platt, Inc.	1,172,811	26,986,381
Lennar Corp. (Class A)	1,324,776	36,007,412
Leucadia National Corp.	1,623,370	42,369,957
Lexmark International, Inc. (Class A)	591,120	19,648,829
Life Technologies Corp.(a)	1,484,673	72,481,736
Limited Brands, Inc.	2,040,672	97,952,256
Lincoln National Corp.	2,412,288	63,587,912
Linear Technology Corp.	1,877,399	63,268,346
Lockheed Martin Corp.	2,213,599	198,914,006
Loews Corp.	2,530,930	100,908,179
Lorillard, Inc.	1,094,291	141,688,799
Lowe’s Cos., Inc.	10,294,422	323,038,962
LSI Corp.(a)	4,718,257	40,954,471
M & T Bank Corp.	1,050,048	91,228,170
Macy’s, Inc.	3,478,267	138,191,548
Marathon Oil Corp.	5,832,569	184,892,437
Marathon Petroleum Corp.	2,880,553	124,900,778
Marriott International, Inc. (Class A)	2,210,819	83,679,499
Marsh & McLennan Cos., Inc.	4,514,228	148,021,536
Masco Corp.	2,950,902	39,453,560
MasterCard, Inc. (Class A)	881,785	370,825,864
Mattel, Inc.	2,806,645	94,471,671
McCormick & Co., Inc.	1,094,899	59,595,353
McDonald’s Corp.	8,470,065	830,913,376
McKesson Corp.	2,043,503	179,358,258
Mead Johnson Nutrition Co.	1,677,283	138,342,302
MeadWestvaco Corp.	1,404,701	44,374,505
Medco Health Solutions, Inc.(a)	3,207,732	225,503,560
Medtronic, Inc.	8,629,252	338,180,386
Merck & Co., Inc.	25,265,401	970,191,398
MetLife, Inc.	8,802,645	328,778,791
MetroPCS Communications, Inc.(a)	2,432,020	21,936,820

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

Common Stocks	Shares	Value

Microchip Technology, Inc.	1,571,780	$58,470,216
Micron Technology, Inc.(a)	8,185,610	66,303,441
Microsoft Corp.	62,014,257	1,999,959,788
Molex, Inc.	1,127,033	31,692,168
Molson Coors Brewing Co. (Class B)	1,305,586	59,077,767
Monsanto Co.	4,434,038	353,658,871
Moody’s Corp.	1,619,215	68,168,952
Morgan Stanley	12,669,500	248,828,980
Motorola Mobility Holdings, Inc.(a)	2,188,330	85,870,069
Motorola Solutions, Inc.	2,443,676	124,212,051
Murphy Oil Corp.	1,593,376	89,659,268
Mylan, Inc.(a)	3,513,876	82,400,392
Nabors Industries, Ltd.(a)	2,367,686	41,410,828
National-Oilwell Varco, Inc.	3,521,865	279,882,612
NetApp, Inc.(a)	3,015,428	135,000,712
Netflix, Inc.(a)	457,099	52,584,669
Newell Rubbermaid, Inc.	2,389,676	42,560,130
Newfield Exploration Co.(a)	1,086,899	37,693,657
Newmont Mining Corp.	4,098,747	210,142,759
News Corp. (Class A)	17,843,021	351,329,083
NextEra Energy, Inc.	3,474,861	212,244,510
NIKE, Inc. (Class B)	3,045,613	330,266,274
NiSource, Inc.	2,310,796	56,267,883
Noble Corp.(a)	2,075,555	77,771,046
Noble Energy, Inc.	1,469,400	143,677,932
Nordstrom, Inc.	1,347,559	75,085,987
Norfolk Southern Corp.	2,736,799	180,163,478
Northeast Utilities	1,452,679	53,923,444
Northern Trust Corp.	1,983,012	94,093,919
Northrop Grumman Corp.	2,091,988	127,778,627
Novellus Systems, Inc.(a)	574,643	28,680,432
NRG Energy, Inc.(a)	1,905,401	29,857,634
Nucor Corp.	2,630,908	112,997,499
NVIDIA Corp.(a)	5,069,598	78,021,113
NYSE Euronext (b)	2,147,087	64,434,081
O’Reilly Automotive, Inc.(a)	1,053,865	96,270,568
Occidental Petroleum Corp.	6,723,095	640,240,337
Omnicom Group, Inc.	2,285,685	115,769,945
Oneok, Inc.	853,267	69,677,783
Oracle Corp.	32,579,544	950,019,503
Owens-Illinois, Inc.(a)	1,347,735	31,456,135
PACCAR, Inc.	2,968,785	139,028,202
Pall Corp.	956,831	57,055,833
Parker-Hannifin Corp.	1,249,530	105,647,762
Patterson Cos., Inc.	725,425	24,229,195
Paychex, Inc.	2,650,629	82,142,993
Peabody Energy Corp.	2,260,788	65,472,420
People’s United Financial, Inc.	2,988,823	39,572,017
Pepco Holdings, Inc.	1,864,543	35,221,217
PepsiCo, Inc.	13,042,013	865,337,563

See accompanying notes to financial statements.

Common Stocks	Shares	Value

PerkinElmer, Inc.	933,789	$25,828,604
Perrigo Co.	772,656	79,823,091
Pfizer, Inc.	62,488,108	1,415,980,527
PG&E Corp.	3,424,055	148,638,228
Philip Morris International, Inc.	14,283,911	1,265,697,354
Pinnacle West Capital Corp.	895,309	42,885,301
Pioneer Natural Resources Co.	1,015,580	113,328,572
Pitney Bowes, Inc.	1,672,270	29,398,507
Plum Creek Timber Co., Inc.	1,330,748	55,305,887
PNC Financial Services Group, Inc.	4,380,100	282,472,649
PPG Industries, Inc.	1,279,143	122,541,899
PPL Corp.	4,808,127	135,877,669
Praxair, Inc.	2,487,155	285,127,449
Precision Castparts Corp.	1,205,844	208,490,428
priceline.com, Inc.(a)	414,092	297,111,010
Principal Financial Group, Inc.	2,528,218	74,607,713
Progress Energy, Inc.	2,450,071	130,123,271
ProLogis, Inc.	3,780,810	136,184,776
Prudential Financial, Inc.	3,902,912	247,405,592
Public Service Enterprise Group, Inc.	4,200,486	128,576,876
Public Storage, Inc.	1,180,678	163,134,279
Pulte Group, Inc.(a)	2,777,581	24,581,592
QEP Resources, Inc.	1,457,066	44,440,513
QUALCOMM, Inc.	14,046,267	955,427,081
Quanta Services, Inc.(a)	1,747,236	36,517,232
Quest Diagnostics, Inc.	1,303,114	79,685,421
R.R. Donnelley & Sons Co.	1,533,501	19,000,077
Ralph Lauren Corp.	532,399	92,813,118
Range Resources Corp.	1,294,416	75,257,346
Raytheon Co.	2,817,231	148,693,452
Red Hat, Inc.(a)	1,588,969	95,163,353
Regions Financial Corp.	11,710,850	77,174,502
Republic Services, Inc.	2,609,531	79,747,267
Reynolds American, Inc.	2,782,559	115,309,245
Robert Half International, Inc.	1,184,841	35,900,682
Rockwell Automation, Inc.	1,179,097	93,974,031
Rockwell Collins, Inc.	1,253,241	72,136,552
Roper Industries, Inc.	804,926	79,816,462
Ross Stores, Inc.	1,902,290	110,523,049
Rowan Co., Inc.(a)	1,046,035	34,445,933
Ryder System, Inc.	421,805	22,271,304
Safeway, Inc.	2,211,726	44,698,982
SAIC, Inc.(a)	2,292,708	30,263,746
Salesforce.com, Inc.(a)	1,128,750	174,403,162
SanDisk Corp.(a)	2,013,698	99,859,284
Sara Lee Corp.	4,911,677	105,748,406
SCANA Corp.	940,653	42,903,183
Schlumberger, Ltd.	11,066,666	773,891,953

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

Common Stocks	Shares	Value

Scripps Networks Interactive (Class A)	816,447	$39,752,804
Sealed Air Corp.	1,589,495	30,693,148
Sears Holdings Corp.(a)	316,964	20,998,865
Sempra Energy	1,997,691	119,781,552
Sherwin-Williams Co.	713,947	77,584,620
Sigma-Aldrich Corp.	1,003,328	73,303,144
Simon Property Group, Inc.	2,549,151	371,360,318
SLM Corp.	4,234,258	66,731,906
Snap-on, Inc.	478,962	29,202,313
Southern Co.	7,195,824	323,308,372
Southwest Airlines Co.	6,450,644	53,153,307
Southwestern Energy Co.(a)	2,898,806	88,703,464
Spectra Energy Corp.	5,405,812	170,553,369
Sprint Nextel Corp.(a)	24,598,397	70,105,431
St. Jude Medical, Inc.	2,638,680	116,919,911
Stanley Black & Decker, Inc.	1,407,950	108,355,832
Staples, Inc.	5,795,821	93,776,384
Starbucks Corp.	6,257,925	349,755,428
Starwood Hotels & Resorts Worldwide, Inc.	1,629,798	91,936,905
State Street Corp.(c)	4,068,764	185,128,762
Stericycle, Inc.(a)	708,639	59,270,566
Stryker Corp.	2,695,446	149,543,344
Sunoco, Inc.	889,049	33,917,219
SunTrust Banks, Inc.	4,412,116	106,640,844
SUPERVALU, Inc.	1,745,717	9,968,044
Symantec Corp.(a)	6,107,629	114,212,662
Sysco Corp.	4,874,986	145,567,082
T. Rowe Price Group, Inc.	2,094,054	136,741,726
Target Corp.	5,574,654	324,835,089
TE Connectivity Ltd.	3,518,672	129,311,196
TECO Energy, Inc.	1,767,911	31,026,838
Tenet Healthcare Corp.(a)	3,398,307	18,045,010
Teradata Corp.(a)	1,384,762	94,371,530
Teradyne, Inc.(a)	1,528,692	25,819,608
Tesoro Corp.(a)	1,181,599	31,714,117
Texas Instruments, Inc.	9,506,092	319,499,752
Textron, Inc.	2,284,735	63,584,175
The AES Corp.(a)	5,343,844	69,844,041
The Allstate Corp.	4,179,887	137,601,880
The Bank of New York Mellon Corp.	10,034,648	242,136,056
The Boeing Co.	6,191,881	460,490,190
The Charles Schwab Corp.	8,970,239	128,902,334
The Coca-Cola Co.	18,799,813	1,391,374,160
The Dow Chemical Co.	9,841,535	340,910,772
The Estee Lauder Cos., Inc. (Class A)	1,851,779	114,699,191
The Gap, Inc.	2,747,820	71,828,015
The Goldman Sachs Group, Inc.	4,110,080	511,170,650

See accompanying notes to financial statements.

Common Stocks	Shares	Value

The Goodyear Tire & Rubber Co.(a)	2,001,276	$22,454,317
The Hershey Co.	1,273,552	78,106,944
The Home Depot, Inc.	12,796,401	643,786,934
The Interpublic Group of Cos., Inc.	3,817,803	43,561,132
The JM Smucker Co.	937,844	76,302,988
The Kroger Co.	4,757,888	115,283,626
The McGraw-Hill Cos., Inc.	2,302,031	111,579,443
The Mosaic Co.	2,472,153	136,685,339
The NASDAQ OMX Group, Inc.(a)	1,040,573	26,950,841
The Procter & Gamble Co.	22,864,771	1,536,741,259
The Progressive Corp.	5,098,752	118,189,071
The Travelers Cos., Inc.	3,251,402	192,482,998
The Walt Disney Co.	14,857,683	650,469,362
The Washington Post Co. (Class B)	41,432	15,477,752
The Western Union Co.	5,131,907	90,321,563
The Williams Cos., Inc.	4,916,680	151,482,911
Thermo Fisher Scientific, Inc.	3,029,750	170,817,305
Tiffany & Co.	1,049,366	72,542,672
Time Warner Cable, Inc.	2,604,135	212,237,002
Time Warner, Inc.	8,030,604	303,155,301
Titanium Metals Corp.	688,034	9,329,741
TJX Cos., Inc.	6,251,988	248,266,443
Torchmark Corp.	844,096	42,078,186
Total System Services, Inc.	1,336,736	30,838,500
TripAdvisor, Inc.(a)	800,642	28,558,900
Tyco International Ltd.	3,823,912	214,827,376
Tyson Foods, Inc. (Class A)	2,420,934	46,360,886
U.S. Bancorp	15,863,843	502,566,546
Union Pacific Corp.	3,997,752	429,678,385
United Parcel Service, Inc. (Class B)	7,954,002	642,047,041
United States Steel Corp.	1,183,106	34,747,823
United Technologies Corp.	7,557,597	626,827,095
UnitedHealth Group, Inc.	8,662,020	510,539,459
Unum Group	2,422,940	59,313,571
Urban Outfitters, Inc.(a)	915,568	26,652,184
V.F. Corp.	725,228	105,868,783
Valero Energy Corp.	4,638,121	119,524,378
Varian Medical Systems, Inc.(a)	930,717	64,182,244
Ventas, Inc.	2,398,576	136,958,690
VeriSign, Inc.	1,318,407	50,547,724
Verizon Communications, Inc.	23,538,979	899,895,167
Viacom, Inc. (Class B)	4,476,925	212,474,860
Visa, Inc. (Class A)	4,122,792	486,489,456
Vornado Realty Trust	1,536,104	129,339,957
Vulcan Materials Co.	1,057,658	45,193,726
W.W. Grainger, Inc.	507,050	108,919,411
Wal-Mart Stores, Inc.	14,498,034	887,279,681

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

Common Stocks	Shares	Value

Walgreen Co.	7,241,369	$242,513,448
Waste Management, Inc.	3,808,922	133,159,913
Waters Corp.(a)	742,341	68,785,317
Watson Pharmaceuticals, Inc.(a)	1,055,510	70,782,501
WellPoint, Inc.	2,770,438	204,458,324
Wells Fargo & Co.	43,771,965	1,494,374,885
Western Digital Corp.(a)	1,920,004	79,468,966
Weyerhaeuser Co.	4,423,479	96,962,660
Whirlpool Corp.	627,127	48,200,981
Whole Foods Market, Inc.	1,348,910	112,229,312
Windstream Corp.	4,870,360	57,031,916
Wisconsin Energy Corp.	1,924,290	67,696,522
WPX Energy, Inc.(a)	1,617,144	29,124,763
Wyndham Worldwide Corp.	1,253,467	58,298,750
Wynn Resorts, Ltd.	661,016	82,547,678
Xcel Energy, Inc.	4,042,274	106,998,993

Common Stocks	Shares	Value

Xerox Corp.	11,022,965	$89,065,557
Xilinx, Inc.	2,181,950	79,488,439
XL Group PLC	2,654,775	57,582,070
Xylem Inc/NY	1,524,854	42,314,699
Yahoo!, Inc.(a)	10,059,626	153,107,508
Yum! Brands, Inc.	3,816,397	271,651,138
Zimmer Holdings, Inc.	1,473,369	94,708,159
Zions Bancorporation	1,516,755	32,549,562

Total Common Stocks(d) (Cost $105,788,622,191)		$105,647,352,386

(a) Non-income producing security

(b) Affiliate of the Sponsor. See the table below for more information.

(c) Affiliate of the Trustee. See the table below for more information.

(d)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

Investments in Affiliates of the Trustee and the Sponsor

SPDR S&P 500 ETF Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and the Sponsor (NYSE Euronext). Amounts related to these investments at March 31, 2012, and for the period then ended are (Note 3):

	Number of Shares Held at 9/30/11	Cost at 9/30/11	Value at 9/30/11	Purchased		Sold		Number of Shares Held at 3/31/12	Value at 3/31/12	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares
State Street Corp.	3,942,241	$183,476,808	$126,782,471	$153,928,780	3,758,322	$145,681,425	3,631,799	4,068,764	$185,128,762	$1,728,785	$1,877,041
NYSE Euronext	2,043,815	71,544,918	47,498,261	54,970,596	1,977,153	51,067,443	1,873,881	2,147,087	64,434,081	1,220,200	10,155,580

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

INDUSTRY	PERCENT OF NET ASSETS**
Oil, Gas & Consumable Fuels	9.42%
Pharmaceuticals	5.78
Computers & Peripherals	5.76
IT Services	3.91
Software	3.79
Insurance	3.54
Diversified Financial Services	3.45
Media	3.17
Commercial Banks	2.90
Industrial Conglomerates	2.61
Diversified Telecommunication Services	2.58
Aerospace & Defense	2.56
Beverages	2.50
Semiconductors & Semiconductor Equipment	2.41
Chemicals	2.29
Communications Equipment	2.24
Food & Staples Retailing	2.24
Health Care Providers & Services	2.12
Household Products	2.12
Machinery	2.08
Specialty Retail	2.08
Capital Markets	2.02
Real Estate Investment Trusts (REITs)	1.99
Hotels, Restaurants & Leisure	1.98
Tobacco	1.94
Electric Utilities	1.86
Internet Software & Services	1.85
Energy Equipment & Services	1.80
Food Products	1.79
Health Care Equipment & Supplies	1.78
Multi-Utilities	1.30
Biotechnology	1.22
Air Freight & Logistics	1.00
Internet & Catalog Retail	0.96
Consumer Finance	0.91
Multiline Retail	0.84
Metals & Mining	0.83
Road & Rail	0.78
Textiles, Apparel & Luxury Goods	0.67
Electrical Equipment	0.54
Electronic Equipment, Instruments & Components	0.47
Automobiles	0.46
Life Sciences Tools & Services	0.44
Commercial Services & Supplies	0.40
Auto Components	0.27
Trading Companies & Distributors	0.23
Household Durables	0.23
Wireless Telecommunication Services	0.19

See accompanying notes to financial statements.

INDUSTRY	PERCENT OF NET ASSETS**
Personal Products	0.17%
Paper & Forest Products	0.16
Construction & Engineering	0.16
Containers & Packaging	0.14
Leisure Equipment & Products	0.12
Professional Services	0.11
Gas Utilities	0.10
Independent Power Producers & Energy Traders	0.09
Diversified Consumer Services	0.09
Health Care Technology	0.09
Office Electronics	0.08
Distributors	0.08
Thrifts & Mortgage Finance	0.07
Real Estate Management & Development	0.05
Airlines	0.05
Construction Materials	0.04
Building Products	0.04
Other Assets & Liabilities	0.06

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of total net assets and may change over time.

**	Each security is valued based on Level 1 inputs (Note 2).

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$105,397,789,543
Investments in affiliates of the Trustee and the Sponsor, at value	249,562,843

Total investments	105,647,352,386
Cash	431,922,831
Dividends receivable — unaffiliated issuers	131,995,887
Dividends receivable — affiliated issuers	989,593

Total Assets	106,212,260,697

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	215,554
Income distribution payable	476,858,773
Accrued Trustee expense	3,633,801
Accrued expenses and other liabilities	18,803,419

Total Liabilities	499,511,547

NET ASSETS	$105,712,749,150

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$113,645,790,929
Distribution in excess of net investment income	(522,355,909)
Accumulated net realized loss on investments	(7,269,416,065)
Net unrealized depreciation on investments	(141,269,805)

NET ASSETS	$105,712,749,150

NET ASSET VALUE PER UNIT	$140.78

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	750,882,116

COST OF INVESTMENTS:
Unaffiliated issuers	$105,519,728,364
Affiliates of the Trustee and the Sponsor	268,893,827

Total Cost of Investments	$105,788,622,191

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009
INVESTMENT INCOME
Dividend income — unaffiliated issuers	1,039,545,610	1,783,414,525	1,516,348,569	1,899,322,298
Dividend income — affiliates of the Trustee and the Sponsor	2,948,985	4,579,162	155,923	2,239,900

Total Investment Income	1,042,494,595	1,787,993,687	1,516,504,492	1,901,562,198

EXPENSES
Trustee expense	25,936,624	49,583,282	40,693,484	37,299,801
S&P license fee	14,263,065	27,574,288	21,931,368	21,492,906
Marketing expense	9,306,530	17,790,322	14,620,912	14,233,147
Legal and audit services	342,762	262,513	422,917	277,642
Other expenses	612,385	1,438,294	1,543,741	1,050,269

Total Expenses	50,461,366	96,648,699	79,212,422	74,353,765
Trustee expense waiver	(6,488,013)	(12,589,426)	(10,128,612)	(7,102,147)

Net Expenses	43,973,353	84,059,273	69,083,810	67,251,618

NET INVESTMENT INCOME	998,521,242	1,703,934,414	1,447,420,682	1,834,310,580

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	3,786,613,591	12,378,051,573	16,730,164,234	(44,584,311,986)
Investment transactions — affiliates of the Trustee and the Sponsor	12,032,621	14,104,238	8,836,491	(166,785,981)
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	15,440,911,429	(13,392,528,820)	(11,825,602,638)	29,208,992,488
Investment transactions — affiliates of the Trustee and the Sponsor	61,410,010	(49,684,986)	(66,024,806)	90,665,805

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	19,300,967,651	(1,050,057,995)	4,847,373,281	(15,451,439,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,299,488,893	$653,876,419	$6,294,793,963	$(13,617,129,094)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$998,521,242	$1,703,934,414	$1,447,420,682	$1,834,310,580
Net realized gain (loss) on investment transactions	3,798,646,212	12,392,155,811	16,739,000,725	(44,751,097,967)
Net change in unrealized appreciation (depreciation)	15,502,321,439	(13,442,213,806)	(11,891,627,444)	29,299,658,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,299,488,893	653,876,419	6,294,793,963	(13,617,129,094)

NET EQUALIZATION CREDITS AND CHARGES	49,529,815	136,345,475	102,137,436	79,929,657

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,042,582,498)	(1,859,515,384)	(1,549,861,683)	(1,938,730,332)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from sale of Units	220,643,757,842	442,329,234,719	400,829,082,743	343,468,772,184
Proceeds from reinvestment of distributions	—	—	2,216,596	12,270,791
Cost of Units repurchased	(215,053,175,025)	(438,449,217,218)	(399,041,216,070)	(349,232,583,429)
Net income equalization (Note 2)	(49,529,815)	(136,345,475)	(102,137,436)	(79,929,657)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	5,541,053,002	3,743,672,026	1,687,945,833	(5,831,470,111)

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	24,847,489,212	2,674,378,536	6,535,015,549	(21,307,399,880)
NET ASSETS AT BEGINNING OF PERIOD	80,865,259,938	78,190,881,402	71,655,865,853	92,963,265,733

NET ASSETS AT END OF PERIOD*	$105,712,749,150	$80,865,259,938	$78,190,881,402	$71,655,865,853

UNIT TRANSACTIONS:
Units sold	1,723,650,000	3,550,100,000	3,614,350,000	3,788,050,000
Units issued from reinvestment of distributions	—	—	21,395	135,148
Units redeemed	(1,687,600,000)	(3,520,350,000)	(3,607,000,000)	(3,908,300,000)

NET INCREASE (DECREASE)	36,050,000	29,750,000	7,371,395	(120,114,852)

* Includesundistributed (distribution in excess of) net investment income	$(522,355,909)	$(478,294,653)	$(426,704,977)	$(336,373,142)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	For the Six Months Ended March 31, 2012 (Unaudited)		For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007
Net asset value, beginning of year	$113.12		$114.13	$105.73	$116.52	$152.48	$133.53

Investment Operations:
Net investment income(1)	1.38		2.42	2.20	2.32	2.72	2.66
Net realized and unrealized gain (loss) on investments	27.59		(1.16)	8.24	(10.90)	(36.28)	18.75

Total from investment operations	28.97		1.26	10.44	(8.58)	(33.56)	21.41

Net equalization credits and charges(1)	0.07		0.19	0.16	0.10	0.38	0.26

Less distributions from:
Net investment income	(1.38)		(2.46)	(2.20)	(2.31)	(2.78)	(2.72)

Net asset value, end of year	$140.78		$113.12	$114.13	$105.73	$116.52	$152.48

Total investment return(2)	25.73%		1.01%	10.08%	(6.90)%	(21.84)%	16.31%
Ratios and supplemental data
Ratio to average net assets:
Net investment income	2.15	%(5)	1.92%	1.98%	2.58%	1.99%	1.86%
Total expenses(3)	0.09	%(5)	0.09%	0.09%	0.09%	0.09%	0.08%
Total expenses excluding Trustee earnings credit	0.11	%(5)	0.11%	0.11%	0.10%	0.11%	0.11%
Total expenses excluding Trustee earnings credit and fee waivers	0.11	%(5)	0.11%	0.11%	0.10%	0.11%	0.12%
Portfolio turnover rate(4)	1.42%		3.72%	5.38%	6.68%	4.56%	2.95%
Net assets, end of year (000’s)	$105,712,749		$80,865,260	$78,190,881	$71,655,866	$92,963,266	$78,638,467

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(2)	Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)	Net of expenses waived by the Trustee.
(4)	Portfolio turnover ratio does not include securities received or delivered from processing creations or redemptions of Units.
(5)	Annualized.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

March 31, 2012 (Unaudited)

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units”— see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (“Trust Agreement”), PDR Services, LLC, as sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (“Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust’s net asset value (“NAV”) may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust with the irrevocable option to measure many financial assets and liabilities at fair

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2012 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investments by industry.

The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2012 and did not have any material transfers between levels for the six months ended March 31, 2012. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

Subsequent Events

Events or transactions occurring after period end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

Investment Risk

The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2012 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

U.S. Federal Income Tax

For U.S. federal income tax purposes and certain other tax matters, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”) and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2011 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York. The Trust would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the U.S. federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules previously in effect limit the carryforward period to eight years. Capital loss carryforwards generated in taxable

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2012 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, as described below, may expire unused.

During the six months ended March 31, 2012, the Trust reclassified $4,070,531,784 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At March 31, 2012, the cost of investments for U.S. federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $105,788,622,191, gross unrealized appreciation was $5,156,665,644 and gross unrealized depreciation was $5,297,935,449, resulting in net unrealized depreciation of $141,269,805.

At September 30, 2011, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2012	$445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023

During the tax year ended September 30, 2011, the Trust utilized capital loss carryforwards of $8,340,898 and had $1,522,493,122 of capital loss carryforwards expire.

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occuring on the first day of the following fiscal year. The Trust incurred losses of $270,413,504 during the period November 1, 2010 through September 30, 2011 that are deferred for tax purposes until fiscal year 2012.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2012:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2012 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2012, the Adjustment Amount reduced the Trustee’s fee by $2,333,309. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,179,239 and a Trustee earnings credit of $154,070.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2013, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such waivers by the Trustee for the years ended September 30, 2009, September 30, 2010, September 30, 2011 and the six months ended March 31, 2012 was $7,102,147, $10,128,612, $12,589,426 and $6,488,013, respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard & Poor’s Financial Services LLC (“S&P”), an affiliate of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC (“SSGM”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the portfolio. The S&P 500 Index also serves as a basis for determining the composition of the portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. (“NYSE Arca”) and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

The Sponsor has entered into an agreement with SSGM (the “Marketing Agent”) pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at March 31, 2012 is listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2012 ( Unaudited)

transaction fee plus an additional amount not to exceed three (3) times the transaction fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 — Investment Transactions

For the six months ended March 31, 2012, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $88,340,137,036, $82,790,279,683, $1,391,557,895 and $1,323,941,414, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $4,070,531,784.

SPDR S&P 500 ETF Trust

Other Information

March 31, 2012 ( Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.

Cummulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	8.36%	10.19%	48.44%
Return Based on Bid/Ask Price	8.30%	10.08%	48.67%
S&P 500 Index	8.54%	10.48%	49.72%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	8.36%	1.96%	4.03%
Return Based on Bid/Ask Price	8.30%	1.94%	4.05%
S&P 500 Index	8.54%	2.01%	4.12%

(1)	The Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust’s NAV is calculated. From April 3, 2001 to November 28, 2008, the Bid/Ask was the Bid/Ask price on the NYSE Amex (formerly the American Stock Exchange) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

Sponsor

PDR Services LLC

c/o NYSE Euronext

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

SPDRSAR